Leases - Operating lease liability (Details) - USD ($)	Mar. 31, 2021	Dec. 31, 2020
Leases [Abstract]
Remainder of 2021	$ 185,978
2022	212,842
2023	171,620
2024	30,040
Total undiscounted minimum future lease payments	600,480
Imputed interest	(27,719)
Total operating lease liability	572,761
Current portion	172,734	$ 238,899
Non-Current portion	$ 400,027	$ 416,861